Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended				12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	Feb. 28, 2022		Nov. 30, 2021		Aug. 31, 2021		Feb. 28, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	Feb. 28, 2023	Feb. 28, 2022		Feb. 28, 2021	May 31, 2022	May 31, 2021	May 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ 13,702	$ 26,495	$ 20,991	$ 41,285	[1],[2]	$ 40,077	[1]	$ 45,337	[1]	$ 37,581	$ 37,980	$ 85,414	$ 68,812	$ 61,188	$ 126,699	[1],[2]	$ 106,393	$ 210,820	$ 176,465
Accumulated deficit	823,054			681,622		$ 639,940		$ 599,432		$ 483,183	$ 445,191	$ 639,940	$ 445,191	823,054	681,622		$ 483,183	766,131	553,675
Restricted cash	5,998			1,000	[1]									5,998	1,000	[1]
Escrow Deposit	900													900
Charge to APIC due to warrant modification														2,200
Amortization of Debt Issuance Costs	17			$ 19	[1]									51	$ 70	[1]		87	65
Warrant expirations deemed dividend														5,400
Balance in excess of federally insured limits																		4,000	33,700
Intangible asset impairment charges																		$ 0	$ 10,000	$ 0
Asset Pledged as Collateral
Summary Of Significant Accounting Policies [Line Items]
Amount of cash collateral to be relieved of amount currently pledged	5,100													5,100
Bulk Drug Substance
Summary Of Significant Accounting Policies [Line Items]
Shelf life																		4 years
Extended shelf life																		4 years
Surety Bond Backstop Agreement
Summary Of Significant Accounting Policies [Line Items]
Amount of cash collateral to be relieved of amount currently pledged	$ 5,100													5,100
Amortization of Debt Issuance Costs														$ 400

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.
[2]	See Note 2, Summary of Significant Accounting Policies